Consolidated Shareholders' Equity - Additional Information (Details) - EUR (€)			6 Months Ended
	Apr. 30, 2021	Apr. 28, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 25, 2021	Feb. 04, 2021	Dec. 31, 2020	Jun. 26, 2020	Feb. 05, 2020
Disclosure of classes of share capital [Line Items]
Share capital			€ 2,521,571,560
Number of shares (in shares)			1,260,785,780
Par value per share (in euros per share)			€ 2
Number of stock option not taken for computing diluted earning per share (in shares)			600,000	700,000			600,000
Employees share ownership plan
Disclosure of classes of share capital [Line Items]
Subscription price (in euros per share)						€ 69.38			€ 70.67
Number of shares subscribed (in shares)					2,438,590			2,467,101
Number of shares issued immediately for employer's contribution (in shares)					124,112			123,615
Expense recognized			€ 51,000,000	€ 52,000,000
Share Repurchase 2021 Program
Disclosure of classes of share capital [Line Items]
Period of share repurchase program	18 months
Share Repurchase 2020 Program
Disclosure of classes of share capital [Line Items]
Period of share repurchase program		18 months
Number of shares repurchased (in shares)			1,758,569
Amount of shares repurchased			€ 140,000,000
Share capital | Sanofi
Disclosure of classes of share capital [Line Items]
Capital increase by exercise of stock subscription options (in shares)			62,396
Capital increase by issuance of restricted shares (in shares)			1,751,646